UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2016

*	This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund**, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

**	The MFS Lifetime 2015 Fund was reorganized into the MFS Lifetime Income Fund as of August 5, 2016.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Absolute Return Fund - Class R5	1,225,533	$11,581,285
MFS Commodity Strategy Fund - Class R5 (v)	987,883	5,798,875
MFS Emerging Markets Debt Fund - Class R5	774,260	11,598,422
MFS Emerging Markets Debt Local Currency Fund - Class R5	835,602	5,824,144
MFS Global Bond Fund - Class R5	3,185,499	29,147,320
MFS Global Real Estate Fund - Class R5	338,797	5,837,473
MFS Government Securities Fund - Class R5	5,645,189	57,976,087
MFS Growth Fund - Class R5	298,681	23,234,401
MFS High Income Fund - Class R5	5,182,065	17,359,917
MFS Inflation-Adjusted Bond Fund - Class R5	5,416,702	58,012,883
MFS International Growth Fund - Class R5	212,264	5,839,373
MFS International Value Fund - Class R5	156,887	5,840,887
MFS Limited Maturity Fund - Class R5	19,275,618	115,846,463
MFS Mid Cap Growth Fund - Class R5	1,118,137	17,409,395
MFS Mid Cap Value Fund - Class R5	831,557	17,421,123
MFS New Discovery Fund - Class R5 (a)	222,811	5,799,782
MFS New Discovery Value Fund - Class R5	430,626	5,791,920
MFS Research Fund - Class R5	597,978	23,183,606
MFS Research International Fund - Class R5	1,116,098	17,500,422
MFS Total Return Bond Fund - Class R5	10,554,718	115,996,347
MFS Value Fund - Class R5	647,487	23,134,700
Total Underlying Affiliated Funds		$580,134,825

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	1,355,521	$1,355,521
Total Investments		$581,490,346

Other Assets, Less Liabilities - (0.1)%		(318,155)
Net Assets - 100.0%		$581,172,191

(a)	Non-income producing security
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$581,490,346	$—	$—	$581,490,346

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$538,136,646
Gross unrealized appreciation	45,908,756
Gross unrealized depreciation	(2,555,056)
Net unrealized appreciation (depreciation)	$43,353,700

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,166,265	74,221	(14,953)	1,225,533
MFS Commodity Strategy Fund	956,465	91,931	(60,513)	987,883
MFS Emerging Markets Debt Fund	759,751	37,083	(22,574)	774,260
MFS Emerging Markets Debt Local Currency Fund	794,335	72,622	(31,355)	835,602
MFS Global Bond Fund	3,082,063	178,352	(74,916)	3,185,499
MFS Global Real Estate Fund	341,907	13,446	(16,556)	338,797
MFS Government Securities Fund	5,380,338	349,140	(84,289)	5,645,189
MFS Growth Fund	296,281	12,076	(9,676)	298,681
MFS High Income Fund	5,036,235	246,071	(100,241)	5,182,065
MFS Inflation-Adjusted Bond Fund	5,219,582	302,104	(104,984)	5,416,702
MFS Institutional Money Market Portfolio	616,542	31,033,959	(30,294,980)	1,355,521
MFS International Growth Fund	205,144	14,088	(6,968)	212,264
MFS International Value Fund	153,277	7,939	(4,329)	156,887
MFS Limited Maturity Fund	18,240,626	1,201,543	(166,551)	19,275,618
MFS Mid Cap Growth Fund	1,114,891	41,850	(38,604)	1,118,137
MFS Mid Cap Value Fund	816,476	43,359	(28,278)	831,557
MFS New Discovery Fund	226,136	11,671	(14,996)	222,811
MFS New Discovery Value Fund	429,226	22,733	(21,333)	430,626
MFS Research Fund	594,826	19,294	(16,142)	597,978
MFS Research International Fund	1,063,926	83,833	(31,661)	1,116,098
MFS Total Return Bond Fund	10,150,875	580,615	(176,772)	10,554,718
MFS Value Fund	637,423	29,873	(19,809)	647,487

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(9,253)	$—	$23,499	$11,581,285
MFS Commodity Strategy Fund	(194,869)	—	—	5,798,875
MFS Emerging Markets Debt Fund	(7,452)	—	138,416	11,598,422
MFS Emerging Markets Debt Local Currency Fund	(37,885)	—	63,005	5,824,144
MFS Global Bond Fund	(103,876)	—	117,935	29,147,320
MFS Global Real Estate Fund	9,054	—		5,837,473
MFS Government Securities Fund	(14,948)	—	361,976	57,976,087
MFS Growth Fund	13,036	7,927	24,963	23,234,401
MFS High Income Fund	(30,859)	—	253,473	17,359,917
MFS Inflation-Adjusted Bond Fund	(62,021)	—	157,502	58,012,883
MFS Institutional Money Market Portfolio	—	—	1,592	1,355,521
MFS International Growth Fund	2,870	—	—	5,839,373
MFS International Value Fund	2,611	—	—	5,840,887
MFS Limited Maturity Fund	(22,469)	—	395,733	115,846,463
MFS Mid Cap Growth Fund	14,110	—	—	17,409,395
MFS Mid Cap Value Fund	4,634	—	—	17,421,123
MFS New Discovery Fund	(1,097)	—	—	5,799,782
MFS New Discovery Value Fund	7,323	23,434	13,264	5,791,920
MFS Research Fund	(8,094)	—	—	23,183,606
MFS Research International Fund	(27,500)	—	—	17,500,422
MFS Total Return Bond Fund	(9,715)	—	872,996	115,996,347
MFS Value Fund	10,686	—	114,687	23,134,700

	$(465,714)	$31,361	$2,539,041	$581,490,346

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2015 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.7%
MFS Absolute Return Fund - Class R5	119,219	$1,126,616
MFS Commodity Strategy Fund - Class R5 (v)	95,265	559,204
MFS Emerging Markets Debt Fund - Class R5	75,267	1,127,507
MFS Emerging Markets Debt Local Currency Fund - Class R5	81,349	567,002
MFS Global Bond Fund - Class R5	310,844	2,844,223
MFS Global Real Estate Fund - Class R5	32,993	568,464
MFS Government Securities Fund - Class R5	549,595	5,644,343
MFS Growth Fund - Class R5	29,085	2,262,541
MFS High Income Fund - Class R5	503,071	1,685,288
MFS Inflation-Adjusted Bond Fund - Class R5	528,032	5,655,219
MFS International Growth Fund - Class R5	20,651	568,098
MFS International Value Fund - Class R5	15,307	569,886
MFS Limited Maturity Fund - Class R5	1,874,360	11,264,906
MFS Mid Cap Growth Fund - Class R5	108,901	1,695,588
MFS Mid Cap Value Fund - Class R5	81,116	1,699,374
MFS New Discovery Fund - Class R5 (a)	21,648	563,490
MFS New Discovery Value Fund - Class R5	41,890	563,425
MFS Research Fund - Class R5	58,242	2,258,049
MFS Research International Fund - Class R5	108,647	1,703,591
MFS Total Return Bond Fund - Class R5	1,027,524	11,292,485
MFS Value Fund - Class R5	63,019	2,251,658
Total Underlying Affiliated Funds		$56,470,957

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	96,074	$96,074
Total Investments		$56,567,031

Other Assets, Less Liabilities - 0.1%		40,183
Net Assets - 100.0%		$56,607,214

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$56,567,031	$—	$—	$56,567,031

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,282,473
Gross unrealized appreciation	2,497,242
Gross unrealized depreciation	(212,684)
Net unrealized appreciation (depreciation)	$2,284,558

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	114,402	7,950	(3,133)	119,219
MFS Commodity Strategy Fund	93,564	9,304	(7,603)	95,265
MFS Emerging Markets Debt Fund	74,448	4,616	(3,797)	75,267
MFS Emerging Markets Debt Local Currency Fund	78,056	9,318	(6,025)	81,349
MFS Global Bond Fund	302,516	23,047	(14,719)	310,844
MFS Global Real Estate Fund	33,675	1,934	(2,616)	32,993
MFS Government Securities Fund	528,870	36,253	(15,528)	549,595
MFS Growth Fund	29,412	1,448	(1,775)	29,085
MFS High Income Fund	491,627	30,315	(18,871)	503,071
MFS Inflation-Adjusted Bond Fund	512,087	34,514	(18,569)	528,032
MFS Institutional Money Market Portfolio	137,124	3,947,634	(3,988,684)	96,074
MFS International Growth Fund	20,241	2,065	(1,655)	20,651
MFS International Value Fund	15,185	1,243	(1,121)	15,307
MFS Limited Maturity Fund	1,791,681	121,467	(38,788)	1,874,360
MFS Mid Cap Growth Fund	110,277	5,478	(6,854)	108,901
MFS Mid Cap Value Fund	80,250	5,431	(4,565)	81,116
MFS New Discovery Fund	22,317	1,461	(2,130)	21,648
MFS New Discovery Value Fund	42,187	2,974	(3,271)	41,890
MFS Research Fund	58,749	2,554	(3,061)	58,242
MFS Research International Fund	104,834	13,084	(9,271)	108,647
MFS Total Return Bond Fund	995,363	62,787	(30,626)	1,027,524
MFS Value Fund	62,651	3,896	(3,528)	63,019

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,116)	$—	$2,311	$1,126,616
MFS Commodity Strategy Fund	(22,025)	—	—	559,204
MFS Emerging Markets Debt Fund	(1,809)	—	13,645	1,127,507
MFS Emerging Markets Debt Local Currency Fund	(7,369)	—	6,231	567,002
MFS Global Bond Fund	(19,218)	—	11,622	2,844,223
MFS Global Real Estate Fund	1,280	—	—	568,464
MFS Government Securities Fund	(2,587)	—	35,675	5,644,343
MFS Growth Fund	2,134	792	2,493	2,262,541
MFS High Income Fund	(5,769)	—	24,986	1,685,288
MFS Inflation-Adjusted Bond Fund	(13,724)	—	15,524	5,655,219
MFS Institutional Money Market Portfolio	—	—	171	96,074
MFS International Growth Fund	838	—	—	568,098
MFS International Value Fund	633	—	—	569,886
MFS Limited Maturity Fund	(4,614)	—	39,019	11,264,906
MFS Mid Cap Growth Fund	2,332	—	—	1,695,588
MFS Mid Cap Value Fund	2,131	—	—	1,699,374
MFS New Discovery Fund	(849)	—	—	563,490
MFS New Discovery Value Fund	1,230	2,282	1,291	563,425
MFS Research Fund	1,855	—	—	2,258,049
MFS Research International Fund	(6,890)	—	—	1,703,591
MFS Total Return Bond Fund	(5,623)	—	86,005	11,292,485
MFS Value Fund	2,995	—	11,459	2,251,658

	$(76,164)	$3,074	$250,432	$56,567,031

At its April 2016 meeting, the Board of Trustees approved the reorganization of the MFS Lifetime 2015 Fund into the MFS Lifetime Income Fund on the close of business August 5, 2016.

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2020 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	826,147	$7,807,087
MFS Commodity Strategy Fund - Class R5 (v)	655,583	3,848,270
MFS Emerging Markets Debt Fund - Class R5	742,335	11,120,183
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,033,746	7,205,210
MFS Global Bond Fund - Class R5	2,148,896	19,662,399
MFS Global Real Estate Fund - Class R5	230,909	3,978,560
MFS Government Securities Fund - Class R5	3,805,698	39,084,517
MFS Growth Fund - Class R5	289,836	22,546,314
MFS High Income Fund - Class R5	5,467,487	18,316,081
MFS Inflation-Adjusted Bond Fund - Class R5	3,652,826	39,121,766
MFS International Growth Fund - Class R5	267,187	7,350,304
MFS International Value Fund - Class R5	196,860	7,329,083
MFS Limited Maturity Fund - Class R5	7,539,279	45,311,064
MFS Mid Cap Growth Fund - Class R5	979,237	15,246,714
MFS Mid Cap Value Fund - Class R5	726,906	15,228,673
MFS New Discovery Fund - Class R5 (a)	152,407	3,967,165
MFS New Discovery Value Fund - Class R5	294,595	3,962,305
MFS Research Fund - Class R5	577,721	22,398,257
MFS Research International Fund - Class R5	974,537	15,280,740
MFS Total Return Bond Fund - Class R5	5,629,912	61,872,731
MFS Value Fund - Class R5	624,577	22,316,140
Total Underlying Affiliated Funds		$392,953,563

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	242,905	$242,905
Total Investments		$393,196,468

Other Assets, Less Liabilities - (0.0)%		(42,538)
Net Assets - 100.0%		$393,153,930

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$393,196,468	$—	$—	$393,196,468

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$345,504,778
Gross unrealized appreciation	49,932,938
Gross unrealized depreciation	(2,241,248)
Net unrealized appreciation (depreciation)	$47,691,690

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	792,856	39,424	(6,133)	826,147
MFS Commodity Strategy Fund	657,631	36,930	(38,978)	655,583
MFS Emerging Markets Debt Fund	747,440	19,125	(24,230)	742,335
MFS Emerging Markets Debt Local Currency Fund	1,025,100	57,182	(48,536)	1,033,746
MFS Global Bond Fund	2,084,726	92,422	(28,252)	2,148,896
MFS Global Real Estate Fund	232,393	6,450	(7,934)	230,909
MFS Government Securities Fund	3,642,565	184,210	(21,077)	3,805,698
MFS Growth Fund	290,836	7,864	(8,864)	289,836
MFS High Income Fund	5,469,318	147,996	(149,827)	5,467,487
MFS Inflation-Adjusted Bond Fund	3,530,184	173,080	(50,438)	3,652,826
MFS Institutional Money Market Portfolio	31,054	14,554,491	(14,342,640)	242,905
MFS International Growth Fund	264,485	14,831	(12,129)	267,187
MFS International Value Fund	197,483	7,804	(8,427)	196,860
MFS Limited Maturity Fund	6,867,540	679,096	(7,357)	7,539,279
MFS Mid Cap Growth Fund	982,786	26,448	(29,997)	979,237
MFS Mid Cap Value Fund	722,249	25,706	(21,049)	726,906
MFS New Discovery Fund	154,138	6,117	(7,848)	152,407
MFS New Discovery Value Fund	293,050	13,257	(11,712)	294,595
MFS Research Fund	585,060	10,599	(17,938)	577,721
MFS Research International Fund	943,935	62,331	(31,729)	974,537
MFS Total Return Bond Fund	5,348,832	298,522	(17,442)	5,629,912
MFS Value Fund	628,614	20,228	(24,265)	624,577

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(4,057)	$—	$16,062	$7,807,087
MFS Commodity Strategy Fund	(126,245)	—	—	3,848,270
MFS Emerging Markets Debt Fund	(30,463)	—	136,104	11,120,183
MFS Emerging Markets Debt Local Currency Fund	(58,012)	—	80,894	7,205,210
MFS Global Bond Fund	(36,644)	—	80,910	19,662,399
MFS Global Real Estate Fund	7,181	—	—	3,978,560
MFS Government Securities Fund	(3,136)	—	247,814	39,084,517
MFS Growth Fund	19,653	7,850	24,721	22,546,314
MFS High Income Fund	(44,459)	—	274,429	18,316,081
MFS Inflation-Adjusted Bond Fund	(34,351)	—	107,900	39,121,766
MFS Institutional Money Market Portfolio	—	—	427	242,905
MFS International Growth Fund	7,575	—	—	7,350,304
MFS International Value Fund	8,815	—	—	7,329,083
MFS Limited Maturity Fund	(1,090)	—	153,751	45,311,064
MFS Mid Cap Growth Fund	18,242	—	—	15,246,714
MFS Mid Cap Value Fund	17,188	—	—	15,228,673
MFS New Discovery Fund	3,931	—	—	3,967,165
MFS New Discovery Value Fund	6,864	16,053	9,085	3,962,305
MFS Research Fund	23,840	—	—	22,398,257
MFS Research International Fund	(6,968)	—	—	15,280,740
MFS Total Return Bond Fund	(2,172)	—	468,670	61,872,731
MFS Value Fund	33,417	—	113,791	22,316,140

	$(200,891)	$23,903	$1,714,558	$393,196,468

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2025 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	207,903	$1,964,681
MFS Commodity Strategy Fund - Class R5 (v)	764,997	4,490,534
MFS Emerging Markets Debt Fund - Class R5	339,025	5,078,594
MFS Emerging Markets Debt Local Currency Fund - Class R5	488,049	3,401,704
MFS Global Bond Fund - Class R5	932,756	8,534,713
MFS Global Real Estate Fund - Class R5	182,533	3,145,049
MFS Government Securities Fund - Class R5	1,649,057	16,935,812
MFS Growth Fund - Class R5	167,582	13,036,231
MFS High Income Fund - Class R5	2,519,089	8,438,946
MFS Inflation-Adjusted Bond Fund - Class R5	1,186,186	12,704,048
MFS International Growth Fund - Class R5	176,464	4,854,519
MFS International New Discovery Fund - Class R5	48,391	1,439,146
MFS International Value Fund - Class R5	130,444	4,856,424
MFS Limited Maturity Fund - Class R5	459,058	2,758,941
MFS Mid Cap Growth Fund - Class R5	710,219	11,058,103
MFS Mid Cap Value Fund - Class R5	529,216	11,087,080
MFS New Discovery Fund - Class R5 (a)	92,297	2,402,489
MFS New Discovery Value Fund - Class R5	178,770	2,404,455
MFS Research Fund - Class R5	335,209	12,996,040
MFS Research International Fund - Class R5	618,426	9,696,915
MFS Total Return Bond Fund - Class R5	1,410,137	15,497,401
MFS Value Fund - Class R5	362,931	12,967,517
Total Underlying Affiliated Funds		$169,749,342

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	75	$75
Total Investments		$169,749,417

Other Assets, Less Liabilities - 0.1%		136,218
Net Assets - 100.0%		$169,885,635

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$169,749,417	$—	$—	$169,749,417

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$158,493,234
Gross unrealized appreciation	12,484,900
Gross unrealized depreciation	(1,228,717)
Net unrealized appreciation (depreciation)	$11,256,183

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	186,008	23,397	(1,502)	207,903
MFS Commodity Strategy Fund	757,867	59,869	(52,739)	764,997
MFS Emerging Markets Debt Fund	327,267	19,464	(7,706)	339,025
MFS Emerging Markets Debt Local Currency Fund	455,070	46,088	(13,109)	488,049
MFS Global Bond Fund	883,009	78,463	(28,716)	932,756
MFS Global Real Estate Fund	184,326	5,010	(6,803)	182,533
MFS Government Securities Fund	1,545,419	140,986	(37,348)	1,649,057
MFS Growth Fund	166,398	8,183	(6,999)	167,582
MFS High Income Fund	2,404,463	161,371	(46,745)	2,519,089
MFS Inflation-Adjusted Bond Fund	1,097,153	104,856	(15,823)	1,186,186
MFS Institutional Money Market Portfolio	134,416	7,899,419	(8,033,760)	75
MFS International Growth Fund	169,800	12,686	(6,022)	176,464
MFS International New Discovery Fund	48,233	2,847	(2,689)	48,391
MFS International Value Fund	127,300	7,457	(4,313)	130,444
MFS Limited Maturity Fund	299,299	159,759	—	459,058
MFS Mid Cap Growth Fund	711,253	32,328	(33,362)	710,219
MFS Mid Cap Value Fund	518,383	30,584	(19,751)	529,216
MFS New Discovery Fund	93,188	4,168	(5,059)	92,297
MFS New Discovery Value Fund	177,102	10,217	(8,549)	178,770
MFS Research Fund	332,415	14,087	(11,293)	335,209
MFS Research International Fund	585,721	55,247	(22,542)	618,426
MFS Total Return Bond Fund	1,281,772	149,142	(20,777)	1,410,137
MFS Value Fund	354,099	21,917	(13,085)	362,931

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(580)	$—	$3,911	$1,964,681
MFS Commodity Strategy Fund	(152,853)	—	—	4,490,534
MFS Emerging Markets Debt Fund	(11,506)	—	60,275	5,078,594
MFS Emerging Markets Debt Local Currency Fund	(15,469)	—	36,670	3,401,704
MFS Global Bond Fund	(38,338)	—	34,148	8,534,713
MFS Global Real Estate Fund	3,355	—	—	3,145,049
MFS Government Securities Fund	(7,062)	—	105,042	16,935,812
MFS Growth Fund	(88)	4,512	14,210	13,036,231
MFS High Income Fund	(15,470)	—	122,518	8,438,946
MFS Inflation-Adjusted Bond Fund	(12,486)	—	33,896	12,704,048
MFS Institutional Money Market Portfolio	—	—	290	75
MFS International Growth Fund	(4,122)	—	—	4,854,519
MFS International New Discovery Fund	1,189	—	—	1,439,146
MFS International Value Fund	2,167	—	—	4,856,424
MFS Limited Maturity Fund	—	—	7,951	2,758,941
MFS Mid Cap Growth Fund	2,893	—	—	11,058,103
MFS Mid Cap Value Fund	(2,436)	—	—	11,087,080
MFS New Discovery Fund	(10,574)	—	—	2,402,489
MFS New Discovery Value Fund	1,792	9,741	5,513	2,404,455
MFS Research Fund	(25,236)	—	—	12,996,040
MFS Research International Fund	(44,048)	—	—	9,696,915
MFS Total Return Bond Fund	(3,078)	—	113,479	15,497,401
MFS Value Fund	(987)	—	65,113	12,967,517

	$(332,937)	$14,253	$603,016	$169,749,417

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2030 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	496,963	$4,696,304
MFS Commodity Strategy Fund - Class R5 (v)	3,021,143	17,734,108
MFS Emerging Markets Debt Fund - Class R5	944,074	14,142,230
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,355,668	9,449,006
MFS Emerging Markets Equity Fund - Class R5	148,511	4,006,819
MFS Global Bond Fund - Class R5	1,285,741	11,764,528
MFS Global Real Estate Fund - Class R5	787,997	13,577,194
MFS Government Securities Fund - Class R5	729,434	7,491,282
MFS Growth Fund - Class R5	646,171	50,265,629
MFS High Income Fund - Class R5	7,018,482	23,511,915
MFS Inflation-Adjusted Bond Fund - Class R5	2,341,280	25,075,107
MFS International Growth Fund - Class R5	816,691	22,467,171
MFS International New Discovery Fund - Class R5	297,904	8,859,678
MFS International Value Fund - Class R5	601,020	22,375,967
MFS Mid Cap Growth Fund - Class R5	2,662,780	41,459,491
MFS Mid Cap Value Fund - Class R5	1,976,912	41,416,310
MFS New Discovery Fund - Class R5 (a)	352,707	9,180,967
MFS New Discovery Value Fund - Class R5	682,590	9,180,839
MFS Research Fund - Class R5	976,964	37,876,887
MFS Research International Fund - Class R5	2,088,667	32,750,302
MFS Total Return Bond Fund - Class R5	1,628,157	17,893,445
MFS Value Fund - Class R5	1,392,282	49,746,243
Total Underlying Affiliated Funds		$474,921,422

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	255,708	$255,708
Total Investments		$475,177,130

Other Assets, Less Liabilities - (0.0)%		(74,661)
Net Assets - 100.0%		$475,102,469

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$475,177,130	$—	$—	$475,177,130

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$402,294,787
Gross unrealized appreciation	78,767,463
Gross unrealized depreciation	(5,885,120)
Net unrealized appreciation (depreciation)	$72,882,343

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	473,963	31,529	(8,529)	496,963
MFS Commodity Strategy Fund	3,088,301	184,997	(252,155)	3,021,143
MFS Emerging Markets Debt Fund	927,740	48,420	(32,086)	944,074
MFS Emerging Markets Debt Local Currency Fund	1,297,306	116,918	(58,556)	1,355,668
MFS Emerging Markets Equity Fund	155,193	4,982	(11,664)	148,511
MFS Global Bond Fund	1,163,231	129,285	(6,775)	1,285,741
MFS Global Real Estate Fund	804,852	32,856	(49,711)	787,997
MFS Government Securities Fund	484,801	244,685	(52)	729,434
MFS Growth Fund	644,180	24,053	(22,062)	646,171
MFS High Income Fund	6,856,515	352,261	(190,294)	7,018,482
MFS Inflation-Adjusted Bond Fund	2,206,845	173,572	(39,137)	2,341,280
MFS Institutional Money Market Portfolio	369,057	20,780,306	(20,893,655)	255,708
MFS International Growth Fund	802,012	44,504	(29,825)	816,691
MFS International New Discovery Fund	292,513	14,928	(9,537)	297,904
MFS International Value Fund	599,228	23,478	(21,686)	601,020
MFS Mid Cap Growth Fund	2,662,586	88,723	(88,529)	2,662,780
MFS Mid Cap Value Fund	1,954,639	85,783	(63,510)	1,976,912
MFS New Discovery Fund	360,875	13,841	(22,009)	352,707
MFS New Discovery Value Fund	684,648	32,378	(34,436)	682,590
MFS Research Fund	971,586	30,871	(25,493)	976,964
MFS Research International Fund	2,013,085	137,482	(61,900)	2,088,667
MFS Total Return Bond Fund	1,464,130	170,673	(6,646)	1,628,157
MFS Value Fund	1,391,111	55,536	(54,365)	1,392,282

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(3,496)	$—	$9,649	$4,696,304
MFS Commodity Strategy Fund	(882,971)	—	—	17,734,108
MFS Emerging Markets Debt Fund	(46,067)	—	170,808	14,142,230
MFS Emerging Markets Debt Local Currency Fund	(71,119)	—	103,930	9,449,006
MFS Emerging Markets Equity Fund	(65,690)	—	—	4,006,819
MFS Global Bond Fund	(3,498)	—	46,686	11,764,528
MFS Global Real Estate Fund	22,832	—	—	13,577,194
MFS Government Securities Fund	2	—	40,681	7,491,282
MFS Growth Fund	22,025	17,362	54,675	50,265,629
MFS High Income Fund	(68,149)	—	347,440	23,511,915
MFS Inflation-Adjusted Bond Fund	(26,317)	—	68,251	25,075,107
MFS Institutional Money Market Portfolio	—	—	616	255,708
MFS International Growth Fund	(24,510)	—	—	22,467,171
MFS International New Discovery Fund	5,231	—	—	8,859,678
MFS International Value Fund	10,412	—	—	22,375,967
MFS Mid Cap Growth Fund	24,422	—	—	41,459,491
MFS Mid Cap Value Fund	(7,102)	—	—	41,416,310
MFS New Discovery Fund	(42,568)	—	—	9,180,967
MFS New Discovery Value Fund	4,419	37,286	21,104	9,180,839
MFS Research Fund	(43,901)	—	—	37,876,887
MFS Research International Fund	(122,549)	—	—	32,750,302
MFS Total Return Bond Fund	(985)	—	131,940	17,893,445
MFS Value Fund	(1,176)	—	251,221	49,746,243

	$(1,320,755)	$54,648	$1,247,001	$475,177,130

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2035 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	86,278	$815,326
MFS Commodity Strategy Fund - Class R5 (v)	1,059,589	6,219,787
MFS Emerging Markets Debt Fund - Class R5	163,738	2,452,791
MFS Emerging Markets Debt Local Currency Fund - Class R5	236,047	1,645,247
MFS Emerging Markets Equity Fund - Class R5	73,484	1,982,600
MFS Global Bond Fund - Class R5	179,588	1,643,227
MFS Global Real Estate Fund - Class R5	313,460	5,400,911
MFS Growth Fund - Class R5	205,713	16,002,431
MFS High Income Fund - Class R5	1,215,897	4,073,254
MFS Inflation-Adjusted Bond Fund - Class R5	518,551	5,553,677
MFS International Growth Fund - Class R5	298,883	8,222,276
MFS International New Discovery Fund - Class R5	134,689	4,005,664
MFS International Value Fund - Class R5	221,268	8,237,814
MFS Mid Cap Growth Fund - Class R5	848,196	13,206,415
MFS Mid Cap Value Fund - Class R5	630,459	13,208,113
MFS New Discovery Fund - Class R5 (a)	119,327	3,106,073
MFS New Discovery Value Fund - Class R5	230,655	3,102,312
MFS Research Fund - Class R5	289,022	11,205,389
MFS Research International Fund - Class R5	667,551	10,467,197
MFS Total Return Bond Fund - Class R5	356,312	3,915,873
MFS Value Fund - Class R5	446,379	15,949,114
Total Underlying Affiliated Funds		$140,415,491

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	67	$67
Total Investments		$140,415,558

Other Assets, Less Liabilities - 0.1%		124,839
Net Assets - 100.0%		$140,540,397

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$140,415,558	$—	$—	$140,415,558

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$130,282,892
Gross unrealized appreciation	11,580,565
Gross unrealized depreciation	(1,447,899)
Net unrealized appreciation (depreciation)	$10,132,666

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	75,711	12,678	(2,111)	86,278
MFS Commodity Strategy Fund	1,011,771	125,719	(77,901)	1,059,589
MFS Emerging Markets Debt Fund	147,875	20,126	(4,263)	163,738
MFS Emerging Markets Debt Local Currency Fund	206,333	35,707	(5,993)	236,047
MFS Emerging Markets Equity Fund	71,586	3,067	(1,169)	73,484
MFS Global Bond Fund	159,879	25,015	(5,306)	179,588
MFS Global Real Estate Fund	310,530	14,346	(11,416)	313,460
MFS Growth Fund	199,055	8,271	(1,613)	205,713
MFS High Income Fund	1,088,753	150,789	(23,645)	1,215,897
MFS Inflation-Adjusted Bond Fund	473,267	61,837	(16,553)	518,551
MFS Institutional Money Market Portfolio	127,083	5,188,109	(5,315,125)	67
MFS International Growth Fund	282,420	19,027	(2,564)	298,883
MFS International New Discovery Fund	127,993	8,813	(2,117)	134,689
MFS International Value Fund	211,541	12,876	(3,149)	221,268
MFS Mid Cap Growth Fund	821,904	32,910	(6,618)	848,196
MFS Mid Cap Value Fund	599,639	37,014	(6,194)	630,459
MFS New Discovery Fund	117,392	4,374	(2,439)	119,327
MFS New Discovery Value Fund	222,975	11,598	(3,918)	230,655
MFS Research Fund	278,480	12,349	(1,807)	289,022
MFS Research International Fund	620,970	57,997	(11,416)	667,551
MFS Total Return Bond Fund	328,861	40,150	(12,699)	356,312
MFS Value Fund	425,693	25,442	(4,756)	446,379

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(637)	$—	$1,612	$815,326
MFS Commodity Strategy Fund	(228,134)	—	—	6,219,787
MFS Emerging Markets Debt Fund	(3,530)	—	28,158	2,452,791
MFS Emerging Markets Debt Local Currency Fund	(7,852)	—	17,152	1,645,247
MFS Emerging Markets Equity Fund	(8,993)	—	—	1,982,600
MFS Global Bond Fund	(1,612)	—	6,392	1,643,227
MFS Global Real Estate Fund	(4,446)	—	—	5,400,911
MFS Growth Fund	(1,564)	5,485	17,273	16,002,431
MFS High Income Fund	(8,980)	—	57,272	4,073,254
MFS Inflation-Adjusted Bond Fund	(589)	—	14,710	5,553,677
MFS Institutional Money Market Portfolio	—	—	253	67
MFS International Growth Fund	(3,026)	—	—	8,222,276
MFS International New Discovery Fund	(794)	—	—	4,005,664
MFS International Value Fund	(1,082)	—	—	8,237,814
MFS Mid Cap Growth Fund	(2,346)	—	—	13,206,415
MFS Mid Cap Value Fund	(6,777)	—	—	13,208,113
MFS New Discovery Fund	(6,541)	—	—	3,106,073
MFS New Discovery Value Fund	(540)	12,572	7,116	3,102,312
MFS Research Fund	(6,202)	—	—	11,205,389
MFS Research International Fund	(24,968)	—	—	10,467,197
MFS Total Return Bond Fund	(1,617)	—	28,936	3,915,873
MFS Value Fund	(2,880)	—	79,588	15,949,114

	$(323,110)	$18,057	$258,462	$140,415,558

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2040 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.9%
MFS Absolute Return Fund - Class R5	31,722	$299,771
MFS Commodity Strategy Fund - Class R5 (v)	3,037,279	17,828,825
MFS Emerging Markets Debt Fund - Class R5	60,085	900,080
MFS Emerging Markets Debt Local Currency Fund - Class R5	86,333	601,741
MFS Emerging Markets Equity Fund - Class R5	258,436	6,972,610
MFS Global Bond Fund - Class R5	65,837	602,405
MFS Global Real Estate Fund - Class R5	1,027,977	17,712,035
MFS Growth Fund - Class R5	558,914	43,477,939
MFS High Income Fund - Class R5	447,116	1,497,837
MFS Inflation-Adjusted Bond Fund - Class R5	919,944	9,852,596
MFS International Growth Fund - Class R5	911,639	25,079,178
MFS International New Discovery Fund - Class R5	475,207	14,132,654
MFS International Value Fund - Class R5	673,513	25,074,881
MFS Mid Cap Growth Fund - Class R5	2,324,363	36,190,331
MFS Mid Cap Value Fund - Class R5	1,725,885	36,157,283
MFS New Discovery Fund - Class R5 (a)	344,622	8,970,503
MFS New Discovery Value Fund - Class R5	666,703	8,967,157
MFS Research Fund - Class R5	750,796	29,108,376
MFS Research International Fund - Class R5	1,849,652	29,002,536
MFS Total Return Bond Fund - Class R5	841,440	9,247,421
MFS Value Fund - Class R5	1,211,772	43,296,626
Total Underlying Affiliated Funds		$364,972,785

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	247,419	$247,419
Total Investments		$365,220,204

Other Assets, Less Liabilities - 0.0%		33,088
Net Assets - 100.0%		$365,253,292

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$365,220,204	$—	$—	$365,220,204

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$303,470,554
Gross unrealized appreciation	65,721,008
Gross unrealized depreciation	(3,971,358)
Net unrealized appreciation (depreciation)	$61,749,650

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	20,097	11,633	(8)	31,722
MFS Commodity Strategy Fund	2,999,950	291,109	(253,780)	3,037,279
MFS Emerging Markets Debt Fund	39,300	20,796	(11)	60,085
MFS Emerging Markets Debt Local Currency Fund	54,814	31,519	—	86,333
MFS Emerging Markets Equity Fund	258,127	13,177	(12,868)	258,436
MFS Global Bond Fund	42,367	23,483	(13)	65,837
MFS Global Real Estate Fund	1,042,118	41,936	(56,077)	1,027,977
MFS Growth Fund	550,968	18,720	(10,774)	558,914
MFS High Income Fund	289,724	157,392	—	447,116
MFS Inflation-Adjusted Bond Fund	854,535	94,899	(29,490)	919,944
MFS Institutional Money Market Portfolio	390,626	13,139,512	(13,282,719)	247,419
MFS International Growth Fund	883,281	48,530	(20,172)	911,639
MFS International New Discovery Fund	460,175	19,498	(4,466)	475,207
MFS International Value Fund	659,050	31,827	(17,364)	673,513
MFS Mid Cap Growth Fund	2,303,926	59,694	(39,257)	2,324,363
MFS Mid Cap Value Fund	1,692,769	50,442	(17,326)	1,725,885
MFS New Discovery Fund	349,745	8,643	(13,766)	344,622
MFS New Discovery Value Fund	665,676	18,182	(17,155)	666,703
MFS Research Fund	742,161	22,324	(13,689)	750,796
MFS Research International Fund	1,775,602	99,706	(25,656)	1,849,652
MFS Total Retun Bond Fund	797,271	71,531	(27,362)	841,440
MFS Value Fund	1,190,560	50,556	(29,344)	1,211,772

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$—	$—	$531	$299,771
MFS Commodity Strategy Fund	(819,630)	—	—	17,828,825
MFS Emerging Markets Debt Fund	—	—	8,991	900,080
MFS Emerging Markets Debt Local Currency Fund	—	—	5,459	601,741
MFS Emerging Markets Equity Fund	(75,949)	—	—	6,972,610
MFS Global Bond Fund	—	—	2,038	602,405
MFS Global Real Estate Fund	28,953	—	—	17,712,035
MFS Growth Fund	(3,628)	15,099	47,551	43,477,939
MFS High Income Fund	—	—	18,227	1,497,837
MFS Inflation-Adjusted Bond Fund	(11,489)	—	26,513	9,852,596
MFS Institutional Money Market Portfolio	—	—	530	247,419
MFS International Growth Fund	(22,300)	—	—	25,079,178
MFS International New Discovery Fund	314	—	—	14,132,654
MFS International Value Fund	3,732	—	—	25,074,881
MFS Mid Cap Growth Fund	(1,584)	—	—	36,190,331
MFS Mid Cap Value Fund	(16,248)	—	—	36,157,283
MFS New Discovery Fund	(25,559)	—	—	8,970,503
MFS New Discovery Value Fund	2,259	36,304	20,548	8,967,157
MFS Research Fund	(38,301)	—	—	29,108,376
MFS Research International Fund	(51,797)	—	—	29,002,536
MFS Total Return Bond Fund	(3,313)	—	69,655	9,247,421
MFS Value Fund	(24,029)	—	218,687	43,296,626

	$(1,058,569)	$51,403	$418,730	$365,220,204

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2045 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	806,681	$4,735,215
MFS Emerging Markets Equity Fund - Class R5	69,230	1,867,830
MFS Global Real Estate Fund - Class R5	274,651	4,732,243
MFS Growth Fund - Class R5	144,846	11,267,556
MFS Inflation-Adjusted Bond Fund - Class R5	219,733	2,353,341
MFS International Growth Fund - Class R5	240,803	6,624,492
MFS International New Discovery Fund - Class R5	127,785	3,800,326
MFS International Value Fund - Class R5	178,489	6,645,148
MFS Mid Cap Growth Fund - Class R5	602,517	9,381,192
MFS Mid Cap Value Fund - Class R5	448,833	9,403,045
MFS New Discovery Fund - Class R5 (a)	89,945	2,341,266
MFS New Discovery Value Fund - Class R5	174,111	2,341,795
MFS Research Fund - Class R5	193,837	7,515,063
MFS Research International Fund - Class R5	483,792	7,585,866
MFS Total Return Bond Fund - Class R5	214,011	2,351,977
MFS Value Fund - Class R5	314,711	11,244,629
Total Underlying Affiliated Funds		$94,190,984

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	284,769	$284,769
Total Investments		$94,475,753

Other Assets, Less Liabilities - (0.1)%		(141,357)
Net Assets - 100.0%		$94,334,396

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$94,475,753	$—	$—	$94,475,753

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$88,204,787
Gross unrealized appreciation	7,027,116
Gross unrealized depreciation	(756,150)
Net unrealized appreciation (depreciation)	$6,270,966

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	742,787	113,192	(49,298)	806,681
MFS Emerging Markets Equity Fund	64,794	5,569	(1,133)	69,230
MFS Global Real Estate Fund	260,699	18,293	(4,341)	274,651
MFS Growth Fund	136,690	9,662	(1,506)	144,846
MFS Inflation-Adjusted Bond Fund	199,544	23,599	(3,410)	219,733
MFS Institutional Money Market Portfolio	120,704	4,869,243	(4,705,178)	284,769
MFS International Growth Fund	219,458	23,047	(1,702)	240,803
MFS International New Discovery Fund	116,008	13,085	(1,308)	127,785
MFS International Value Fund	164,403	15,646	(1,560)	178,489
MFS Mid Cap Growth Fund	569,055	38,171	(4,709)	602,517
MFS Mid Cap Value Fund	415,026	36,701	(2,894)	448,833
MFS New Discovery Fund	86,193	4,896	(1,144)	89,945
MFS New Discovery Value Fund	163,767	13,015	(2,671)	174,111
MFS Research Fund	182,175	12,808	(1,146)	193,837
MFS Research International Fund	434,040	55,814	(6,062)	483,792
MFS Total Return Bond Fund	194,052	23,274	(3,315)	214,011
MFS Value Fund	291,862	26,611	(3,762)	314,711

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(146,109)	$—	$—	$4,735,215
MFS Emerging Markets Equity Fund	(7,207)	—	—	1,867,830
MFS Global Real Estate Fund	(1,360)	—	—	4,732,243
MFS Growth Fund	(293)	3,855	12,141	11,267,556
MFS Inflation-Adjusted Bond Fund	(114)	—	6,255	2,353,341
MFS Institutional Money Market Portfolio	—	—	243	284,769
MFS International Growth Fund	(2,361)	—	—	6,624,492
MFS International New Discovery Fund	(1,002)	—	—	3,800,326
MFS International Value Fund	(672)	—	—	6,645,148
MFS Mid Cap Growth Fund	(1,069)	—	—	9,381,192
MFS Mid Cap Value Fund	(2,905)	—	—	9,403,045
MFS New Discovery Fund	(2,366)	—	—	2,341,266
MFS New Discovery Value Fund	(17)	9,486	5,369	2,341,795
MFS Research Fund	(3,143)	—	—	7,515,063
MFS Research International Fund	(13,721)	—	—	7,585,866
MFS Total Return Bond Fund	(366)	—	17,320	2,351,977
MFS Value Fund	(1,643)	—	55,804	11,244,629

	$(184,348)	$13,341	$97,132	$94,475,753

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2050 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Underlying Affiliated Funds - 99.8%
MFS Commodity Strategy Fund - Class R5 (v)	1,097,105	$6,440,006
MFS Emerging Markets Equity Fund - Class R5	94,343	2,545,373
MFS Global Real Estate Fund - Class R5	373,058	6,427,794
MFS Growth Fund - Class R5	197,072	15,330,247
MFS Inflation-Adjusted Bond Fund - Class R5	298,794	3,200,086
MFS International Growth Fund - Class R5	327,314	9,004,411
MFS International New Discovery Fund - Class R5	173,705	5,165,990
MFS International Value Fund - Class R5	242,763	9,038,054
MFS Mid Cap Growth Fund - Class R5	819,779	12,763,965
MFS Mid Cap Value Fund - Class R5	610,395	12,787,765
MFS New Discovery Fund - Class R5 (a)	122,517	3,189,113
MFS New Discovery Value Fund - Class R5	237,073	3,188,626
MFS Research Fund - Class R5	263,706	10,223,895
MFS Research International Fund - Class R5	658,044	10,318,134
MFS Total Return Bond Fund - Class R5	291,078	3,198,952
MFS Value Fund - Class R5	428,473	15,309,343
Total Underlying Affiliated Funds		$128,131,754

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	235,439	$235,439
Total Investments		$128,367,193

Other Assets, Less Liabilities - (0.0)%		(8,146)
Net Assets - 100.0%		$128,359,047

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

7/31/2016 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$128,367,193	$—	$—	$128,367,193

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$116,353,502
Gross unrealized appreciation	13,121,254
Gross unrealized depreciation	(1,107,563)
Net unrealized appreciation (depreciation)	$12,013,691

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	1,007,419	139,940	(50,254)	1,097,105
MFS Emerging Markets Equity Fund	88,753	7,132	(1,542)	94,343
MFS Global Real Estate Fund	357,599	21,487	(6,028)	373,058
MFS Growth Fund	187,185	12,648	(2,761)	197,072
MFS Inflation-Adjusted Bond Fund	272,956	29,961	(4,123)	298,794
MFS Institutional Money Market Portfolio	216,943	5,985,561	(5,967,065)	235,439
MFS International Growth Fund	300,392	31,464	(4,542)	327,314
MFS International New Discovery Fund	158,896	16,815	(2,006)	173,705
MFS International Value Fund	225,106	20,078	(2,421)	242,763
MFS Mid Cap Growth Fund	779,284	47,636	(7,141)	819,779
MFS Mid Cap Value Fund	568,063	47,307	(4,975)	610,395
MFS New Discovery Fund	118,064	6,395	(1,942)	122,517
MFS New Discovery Value Fund	224,246	16,837	(4,010)	237,073
MFS Research Fund	249,446	16,681	(2,421)	263,706
MFS Research International Fund	596,880	74,046	(12,882)	658,044
MFS Total Return Bond Fund	265,484	29,657	(4,063)	291,078
MFS Value Fund	399,166	34,518	(5,211)	428,473

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(149,555)	$—	$—	$6,440,006
MFS Emerging Markets Equity Fund	(9,611)	—	—	2,545,373
MFS Global Real Estate Fund	(633)	—	—	6,427,794
MFS Growth Fund	(644)	5,225	16,453	15,330,247
MFS Inflation-Adjusted Bond Fund	(143)	—	8,532	3,200,086
MFS Institutional Money Market Portfolio	—	—	337	235,439
MFS International Growth Fund	(7,553)	—	—	9,004,411
MFS International New Discovery Fund	(1,568)	—	—	5,165,990
MFS International Value Fund	(169)	—	—	9,038,054
MFS Mid Cap Growth Fund	(3,104)	—	—	12,763,965
MFS Mid Cap Value Fund	(5,766)	—	—	12,787,765
MFS New Discovery Fund	(5,773)	—	—	3,189,113
MFS New Discovery Value Fund	(1,088)	12,894	7,298	3,188,626
MFS Research Fund	(6,662)	—	—	10,223,895
MFS Research International Fund	(29,543)	—	—	10,318,134
MFS Total Return Bond Fund	(436)	—	23,605	3,198,952
MFS Value Fund	(3,045)	—	75,519	15,309,343

	$(225,293)	$18,119	$131,744	$128,367,193

4

QUARTERLY REPORT

July 31, 2016

MFS® LIFETIME® 2055 FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 99.4%
MFS Commodity Strategy Fund - Class R5 (v)	209,555	$1,230,091
MFS Emerging Markets Equity Fund - Class R5	18,048	486,933
MFS Global Real Estate Fund - Class R5	71,438	1,230,871
MFS Growth Fund - Class R5	37,783	2,939,133
MFS Inflation-Adjusted Bond Fund - Class R5	57,230	612,933
MFS International Growth Fund - Class R5	62,491	1,719,118
MFS International New Discovery Fund - Class R5	33,100	984,393
MFS International Value Fund - Class R5	46,281	1,723,044
MFS Mid Cap Growth Fund - Class R5	156,985	2,444,252
MFS Mid Cap Value Fund - Class R5	117,075	2,452,714
MFS New Discovery Fund - Class R5 (a)	23,408	609,301
MFS New Discovery Value Fund - Class R5	45,361	610,105
MFS Research Fund - Class R5	50,535	1,959,253
MFS Research International Fund - Class R5	125,481	1,967,539
MFS Total Return Bond Fund - Class R5	55,743	612,617
MFS Value Fund - Class R5	82,026	2,930,779
Total Underlying Affiliated Funds		$24,513,076

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	306,003	$306,003
Total Investments		$24,819,079

Other Assets, Less Liabilities - (0.7)%		(163,740)
Net Assets - 100.0%		$24,655,339

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$24,819,079	$—	$—	$24,819,079

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$23,165,269
Gross unrealized appreciation	1,678,108
Gross unrealized depreciation	(24,298)
Net unrealized appreciation (depreciation)	$1,653,810

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers: assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	179,008	44,603	(14,056)	209,555
MFS Emerging Markets Equity Fund	15,972	2,509	(433)	18,048
MFS Global Real Estate Fund	64,251	11,223	(4,036)	71,438
MFS Growth Fund	33,775	5,362	(1,354)	37,783
MFS Inflation-Adjusted Bond Fund	49,069	10,761	(2,600)	57,230
MFS Institutional Money Market Portfolio	147,937	2,724,754	(2,566,688)	306,003
MFS International Growth Fund	54,089	10,557	(2,155)	62,491
MFS International New Discovery Fund	28,578	5,796	(1,274)	33,100
MFS International Value Fund	40,602	7,315	(1,636)	46,281
MFS Mid Cap Growth Fund	140,379	21,274	(4,668)	156,985
MFS Mid Cap Value Fund	102,063	18,252	(3,240)	117,075
MFS New Discovery Fund	21,215	3,174	(981)	23,408
MFS New Discovery Value Fund	40,220	6,833	(1,692)	45,361
MFS Research Fund	44,915	7,027	(1,407)	50,535
MFS Research International Fund	106,665	23,654	(4,838)	125,481
MFS Total Return Bond Fund	47,711	10,372	(2,340)	55,743
MFS Value Fund	71,716	12,914	(2,604)	82,026

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(26,337)	$—	$—	$1,230,091
MFS Emerging Markets Equity Fund	(2,475)	—	—	486,933
MFS Global Real Estate Fund	(233)	—	—	1,230,871
MFS Growth Fund	(1,687)	971	3,056	2,939,133
MFS Inflation-Adjusted Bond Fund	88	—	1,564	612,933
MFS Institutional Money Market Portfolio	—	—	173	306,003
MFS International Growth Fund	(2,974)	—	—	1,719,118
MFS International New Discovery Fund	(901)	—	—	984,393
MFS International Value Fund	(503)	—	—	1,723,044
MFS Mid Cap Growth Fund	(2,447)	—	—	2,444,252
MFS Mid Cap Value Fund	(3,912)	—	—	2,452,714
MFS New Discovery Fund	(2,452)	—	—	609,301
MFS New Discovery Value Fund	(522)	2,469	1,398	610,105
MFS Research Fund	(3,786)	—	—	1,959,253
MFS Research International Fund	(11,207)	—	—	1,967,539
MFS Total Return Bond Fund	(269)	—	4,332	612,617
MFS Value Fund	(2,806)	—	14,064	2,930,779

	$(62,423)	$3,440	$24,587	$24,819,079

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.